Great American Financial Resources, Inc.
525 Vine Street, 7th Floor
Cincinnati, OH 45202
January 29, 2008
Securities and Exchange Commission
100 F Street, N.E.
Washington DC 20549

Re:	Annuity Investors Variable Account C (File No. 811-21095)
2008 Group Contract
Ladies and Gentlemen:
On behalf of Annuity Investors Variable Account C (the “Registrant”), we hereby submit the enclosed registration statement on Form N-4 for filing under the Securities Act of 1933, as amended (the “1933 Act”). This registration statement registers a new class of variable annuity contracts under the 1933 Act.
The Registrant is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and has previously registered other variable annuity contracts.
Updating and certain other information, financial statements, exhibits, and Tandy representations will be provided in a pre-effective amendment filing.
The Registrant hereby requests selective review of this filing. This filing is substantially similar to the Form N-4 for another class of variable annuity contracts (2008 Short Surrender Charge Contract—Class (Contract) ID C000060714) that was filed by the Registrant on December 28, 2007 (Accession Number: 0000950152-07-009878).
The material differences between the current filing and the December 28, 2007 filing are as follows:
•	The wording in the prospectus has been revised to reflect that the contract is a group contract, participants in the group have an interest in the contract, and certificates are issued to each participant as evidence of his or her interest in the contract.

•	The early withdrawal charges and mortality and expense risk charges and the corresponding total separate account annual expenses are different.

•	The discussion of early withdrawal charges has been revised to reflect that:
◦	the withdrawal charges are assessed against amounts withdrawn, surrendered or annuitized rather than against each purchase payment separately
◦	the early withdrawal charge schedule is based on certificate years rather than time elapsed since receipt of the purchase payment
◦	a free withdrawal privilege is not available under the contract and the conditions related to certain waivers have been modified.
•	The optional enhanced death benefit rider is not available with this contract and all references to this rider and benefit have been eliminated from the prospectus.

Securities and Exchange Commission
January 29, 2008
Page Two
•	The discussions related to the following topics have been modified or eliminated to reflect the terms of the group contract:
◦	purchase payments
◦	joint owners and annuitants
◦	loans
◦	cancellation and termination of the contract
◦	ownership of the contract.
•	Inapplicable information about benefit distribution rules and nonhuman payees under a settlement option has been eliminated.

•	The discussion of settlement options has been expanded to reflect certain limitations on the available fixed periods.

•	Corresponding changes that reflect these differences have been made throughout the prospectus.
If you have any questions or comments on this filing, please contact the undersigned at 513.412.1465 or kmclaughlin@gafri.com.
/s/ Karen M. McLaughlin
Karen M. McLaughlin, Senior Corporate Counsel